Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Alps Global Holding Berhad [Member]
CASH FLOWS USED IN OPERATING ACTIVITIES
Loss before tax	$ (2,398,575)	$ (582,060)
Changes in working capital:
Amortisation of intangible assets	44,807	91,773
Amortisation of right-of-use assets	403,019	326,992
Depreciation of property, plant and equipment	455,613	479,861
Gain on disposal of other investment	(215)
Interest expenses	42,844	46,608
Impairment losses on investment in associates		250
Impairment losses on investment in unquoted shares		343
Property, plant and equipment written off	14,083	69,162
Share of results of associates	(3,421)	(1,635)
Operating (loss)/profit before changes in working capital	(1,441,845)	431,294
Inventories	26,235	221,538
Trade receivables	(55,478)	86,723
Other receivables, deposits and prepayments	25,595	12,226
Trade payables	46,342	(8,612)
Other payables and accruals	149,099	(706,471)
Cash (Used In)/From Operations	(1,250,052)	36,698
Tax paid	(116,691)	(150,267)
Net Cash Used In Operating Activities	(1,366,743)	(113,569)
CASH FLOWS USED IN INVESTING ACTIVITIES
Acquisition of associates	(1,492,955)	(674)
Repayment from/(Advance to) associates	159	(13,153)
Purchase of property, plant and equipment	(221,317)	(274,467)
Net Cash Used In Investing Activities	(1,714,113)	(288,294)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from issuance of shares	2,317,209
Advances from directors	1,451,612	604,753
Interest paid	(42,844)	(46,608)
Repayment of hire purchase liabilities	(10,544)	(22,677)
Repayment of lease liabilities	(414,819)	(322,547)
Net Cash From Financing Activities	3,300,614	212,921
NET DECREASE IN CASH AND CASH EQUIVALENTS	219,758	(188,942)
Effect of exchange differences	(21,105)	(24,161)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE FINANCIAL YEAR	261,814	474,917
CASH AND CASH EQUIVALENTS AT END OF THE FINANCIAL YEAR	$ 460,467	$ 261,814